RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Restricted cash and investments	$ 11,231	$ 11,105
Cash and cash equivalents
Statement [Line Items]
Restricted cash and investments	3,259	3,133
Investments
Statement [Line Items]
Restricted cash and investments	7,972	7,972
Elliot Lake reclamation trust fund
Statement [Line Items]
Restricted cash and investments	3,259	3,133
Letters of credit facility pledged assets
Statement [Line Items]
Restricted cash and investments	$ 7,972	$ 7,972